Equity - Schedule of Income Reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Legal reserve	R$ 2,266		R$ 2,024	R$ 1,674
Profit retention reserve	11,544		10,389	8,899
Unrealized profit reserve			835	835
Incentive tax reserve	406		327	213
Reserve for mandatory dividends not distributed		R$ 3,513		1,420
Income reserves	R$ 14,216		R$ 13,575	R$ 13,041